Capital Stock and Stockholders' Deficit - Summary of Reserved for Issuance Upon the Potential Conversion or Exercise (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock shares reserved for future issuance	32,748,194	32,693,169
Restricted Stock Units
Class of Stock [Line Items]
Common stock shares reserved for future issuance	656,016	643,635
Outstanding Options to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	3,928,824	3,886,038
Warrants to Purchase Preferred Stock (as converted to warrants to purchase common stock)
Class of Stock [Line Items]
Common stock shares reserved for future issuance	138,857	138,857
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	264,801	264,801
Public Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	18,759,696	18,759,838
Earn-Out Shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance	9,000,000	9,000,000